SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2026
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Kyivstar operations are considered as one operating segment. While Kyivstar Group identifies a single reportable segment in accordance with IFRS 8 Operating Segments, revenue is disaggregated into the following categories:
•Telecommunication and infrastructure revenue – service revenue from mobile and fixed connectivity services provided to individuals and corporate customers and infrastructure services;
•Digital revenue – revenue from proprietary digital platforms and services
Management evaluates Kyivstar’s performance on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain or loss on disposals of non-current assets, net foreign exchange gains or losses, other non-
operating gains or losses, and for certain non-recurring items such as listing expense (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Adjusted EBITDA is not a defined performance measure in IFRS Accounting Standards. The Group’s definition of adjusted EBITDA may not be comparable with similarly titled performance measures and disclosures by other entities.
The following tables present revenue disaggregation and the key financial information for the nine and three-month periods ended September 30, 2026 and 2025:
For the nine-month period ended September 30:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	794	732	217	104	1,011	836

Total	794	732	217	104	1,011	836

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	1,011	836	347	279	550	477	192	223

Total	1,011	836	347	279	550	477	192	223
*This includes capital expenditures on property, plant and equipment, net of advances, of US$227 (2025: US$174), intangible assets of US$61
(2025: US$130) after deducting additions in licenses of US$nil (2025: US$1) and right-of-use assets of US$96 (2025: US$80)
For the three-month period ended September 30:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	273	252	76	45	349	297

Total	273	252	76	45	349	297

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	349	297	116	96	189	171	66	89

Total	349	297	116	96	189	171	66	89
*This includes capital expenditures on property, plant and equipment, net of advances, of US$76 (2025: US$74), intangible assets of US$18
(2025: US$37) after deducting additions in licenses of US$—(2025: US$1) and right-of-use assets of US$28 (2025: US$21)
The following table provides the reconciliation of Total Adjusted EBITDA to Profit before tax for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2026	2025	2026	2025
Adjusted EBITDA	550	477	189	171
Adjustments to reconcile Adjusted EBITDA to Profit (loss) before tax
Depreciation	(120)	(102)	(42)	(37)
Amortization	(67)	(46)	(23)	(17)
Impairment	(7)	(6)	(3)	(3)
Gain / (loss) on disposal of non-current asset	5	(1)	—	—
Listing expense	—	(162)	—	(162)
Finance costs	(55)	(57)	(18)	(18)
Finance income	14	13	6	2
Other non-operating loss, net	(5)	(8)	16	(6)
Foreign exchange gain / (loss), net	10	(21)	(1)	(1)

Profit (loss) before tax	325	87	124	(71)